Restructuring	12 Months Ended
Dec. 31, 2017
Restructuring
Restructuring

(6) Restructuring

Restructuring Expenses

€ millions	2017	2016	2015

Employee-related restructuring expenses	180	33	610

Onerous contract-related restructuring expenses	2	–5	11

Restructuring expenses	182	28	621

The increase in restructuring expenses was mainly caused by a restructuring program executed in the Digital Business Services (DBS) board area in 2017 which went hand-in-hand with the DBS transformation. The transformation was prompted by changing service requirements, as an increasing amount of software deployments are moving to the cloud.

Restructuring provisions primarily include employee benefits that result from severance payments for employee terminations and onerous contract costs. Prior-year restructuring provisions relate to restructuring activities incurred in connection with organizational changes and the integration of employees of our acquisitions in previous years.

If not presented separately in our income statement, restructuring expenses would break down by functional area as follows:

Restructuring Expenses by Functional Area

€ millions	2017	2016	2015

Cost of cloud and software	55	3	80

Cost of services	118	7	218

Research and development	9	7	156

Sales and marketing	2	10	147

General and administration	–2	1	20

Restructuring expenses	182	28	621